MARSICO FOCUS FUND
Marsico Focus Fund
INVESTMENT OBJECTIVE
The Marsico Focus Fund's goal is to seek long-term growth of capital.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MARSICO FOCUS FUND MARSICO FOCUS FUND-MARSICO FOCUS FUND
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MARSICO FOCUS FUND MARSICO FOCUS FUND-MARSICO FOCUS FUND
Management Fee		0.85%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.23%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	1.34%
Net Expenses	[2]	1.34%
[1]	"Acquired Fund Fees and Expenses" are those expenses incurred indirectly by the Fund as a result of acquiring investments in shares of one or more other investment companies.
[2]	Total Annual Fund Operating Expenses may not correlate to the "ratio of expenses to average net assets" provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MARSICO FOCUS FUND MARSICO FOCUS FUND-MARSICO FOCUS FUND	136	425	734	1,613

Portfolio Turnover
The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Marsico Focus Fund is a "non-diversified" portfolio and invests primarily in the common stocks of large companies that are selected for their long-term growth potential.  The Fund will normally hold a core position of between 20 and
30 common stocks.  The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio managers are accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Fund, the investment adviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" security selection. The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape.
Through this "top-down" analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

The investment adviser then looks for individual companies or securities
(including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large.  In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income; and other indications that a company or security may be an attractive investment prospect.  This process is called "bottom-up" security selection.

As part of this fundamental, "bottom-up" research, the investment adviser may visit a company's management, and conduct other research to gain thorough knowledge of the company.  The investment adviser also may prepare detailed earnings and cash flow models of companies.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential.  However, the Fund's portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The investment adviser may reduce or sell the Fund's investments in portfolio securities if, in the opinion of the investment adviser, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to the investment adviser's estimates of future earnings and cash flow growth, or for other reasons.

The Fund may invest without limitation in foreign securities further described in this Prospectus. These securities may be traded in the U.S. or in foreign markets or both, and may be economically tied to emerging markets. The investment adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or other considerations.

PRINCIPAL INVESTMENT RISKS
Your investment in the Fund is not guaranteed by any agency or program of the
U.S. government or by any other person or entity, and you could lose money investing in the Fund.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.  The principal risks associated with an investment in the Fund include the following:

Equity Securities and Market Risk. The financial risk that the investment adviser may select individual companies or securities that do not perform as anticipated, the risk that the stocks and markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies and stock markets may go through periods of decline and cyclical change.

Non-Diversification Risk.  The Fund is classified as a "non-diversified"
portfolio which means it may hold fewer securities than a diversified fund because it may invest a greater percentage of its assets in a smaller number of securities.  Holding fewer securities increases the risk that the value of the
Fund could go down because of the poor performance of a single investment.

Foreign Investment Risk.  Investments in foreign securities may be riskier than
U.S. investments for a variety of reasons such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, and legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors.  Investments in emerging markets may involve these and other significant risks further described in this Prospectus such as immature economic structures and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S.
dollar as further described in this Prospectus, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

These and other risks (including risks associated with fixed and variable income securities) are discussed in more detail later in this Prospectus and in the
Fund's Statement of Additional Information.

PERFORMANCE
The following bar chart and table provide some indication of the risk of investing in the Fund.  The bar chart shows changes in the Fund's performance from calendar year to year for the past ten years, together with the best and worst quarters during that time.  The table shows how the Fund's average annual returns (before and after taxes) for the periods of one year, five years, ten years, and since inception, compared to those of a broad-based securities market index.  All presentations assume reinvestment of dividends and distributions.
As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at
www.marsicofunds.com, or by calling 888-860-8686.

The bar chart shows changes in the Fund's performance
from calendar year to year for the past ten years, together with the best and worst quarters during that time.

CALENDAR YEAR TOTAL RETURNS

Best Quarter (9/30/09)        16.53 % Worst Quarter (12/31/08)     -23.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/10)
Average Annual Total Returns MARSICO FOCUS FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	3.82%	Dec 31, 1997
MARSICO FOCUS FUND-MARSICO FOCUS FUND	Return Before Taxes	18.31%	2.33%	1.76%	6.60%	Dec 31, 1997
MARSICO FOCUS FUND-MARSICO FOCUS FUND After Taxes on Distributions	Return After Taxes on Distributions	18.31%	1.96%	1.57%	6.27%	Dec 31, 1997
MARSICO FOCUS FUND-MARSICO FOCUS FUND After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.90%	2.00%	1.51%	5.81%	Dec 31, 1997

MARSICO GROWTH FUND
Marsico Growth Fund
INVESTMENT OBJECTIVE
The Marsico Growth Fund's goal is to seek long-term growth of capital.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MARSICO GROWTH FUND MARSICO GROWTH FUND-MARSICO GROWTH FUND
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MARSICO GROWTH FUND MARSICO GROWTH FUND-MARSICO GROWTH FUND
Management Fee		0.85%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.23%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	1.34%
Net Expenses	[2]	1.34%
[1]	"Acquired Fund Fees and Expenses" are those expenses incurred indirectly by the Fund as a result of acquiring investments in shares of one or more other investment companies.
[2]	Total Annual Fund Operating Expenses may not correlate to the "ratio of expenses to average net assets" provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MARSICO GROWTH FUND MARSICO GROWTH FUND-MARSICO GROWTH FUND	136	425	734	1,613

Portfolio Turnover
The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Marsico Growth Fund is a "diversified" portfolio and invests primarily in the common stocks of large companies that are selected for their long-term growth potential.  The Fund will normally hold a core position of between 35 and
50 common stocks.  The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio managers are accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Fund, the investment adviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" security selection. The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape.
Through this "top-down" analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

The investment adviser then looks for individual companies or securities
(including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large.  In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income; and other indications that a company or security may be an attractive investment prospect.  This process is called "bottom-up" security selection.

As part of this fundamental, "bottom-up" research, the investment adviser may visit a company's management, and conduct other research to gain thorough knowledge of the company.  The investment adviser also may prepare detailed earnings and cash flow models of companies.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential.  However, the Fund's portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The investment adviser may reduce or sell the Fund's investments in portfolio securities if, in the opinion of the investment adviser, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to the investment adviser's estimates of future earnings and cash flow growth, or for other reasons.

The Fund may invest without limitation in foreign securities further described in this Prospectus. These securities may be traded in the U.S. or in foreign markets or both, and may be economically tied to emerging markets. The investment adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or other considerations.

PRINCIPAL INVESTMENT RISKS
Your investment in the Fund is not guaranteed by any agency or program of the
U.S. government or by any other person or entity, and you could lose money investing in the Fund.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.  The principal risks associated with an investment in the Fund include the following:

Equity Securities and Market Risk. The financial risk that the investment adviser may select individual companies or securities that do not perform as anticipated, the risk that the stocks and markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies and stock markets may go through periods of decline and cyclical change.

Foreign Investment Risk.  Investments in foreign securities may be riskier than
U.S. investments for a variety of reasons such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, and legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors.  Investments in emerging markets may involve these and other significant risks further described in this Prospectus such as immature economic structures and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S.
dollar as further described in this Prospectus, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

These and other risks (including risks associated with fixed and variable income securities) are discussed in more detail later in this Prospectus and in the
Fund's Statement of Additional Information.

PERFORMANCE
The following bar chart and table provide some indication of the risk of investing in the Fund.  The bar chart shows changes in the Fund's performance from calendar year to year for the past ten years, together with the best and worst quarters during that time.  The table shows how the Fund's average annual returns (before and after taxes) for the periods of one year, five years, ten years, and since inception, compared to those of a broad-based securities market index.  All presentations assume reinvestment of dividends and distributions.
As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at
www.marsicofunds.com, or by calling 888-860-8686.

The bar chart shows changes in the Fund's performance
from calendar year to year for the past ten years, together with the best and worst quarters during that time.

CALENDAR YEAR TOTAL RETURNS

Best Quarter (9/30/09)   16.06 %      Worst Quarter (12/31/08) -24.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/10)
Average Annual Total Returns MARSICO GROWTH FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	3.82%	Dec 31, 1997
MARSICO GROWTH FUND-MARSICO GROWTH FUND	Return Before Taxes	19.19%	1.43%	1.38%	5.96%	Dec 31, 1997
MARSICO GROWTH FUND-MARSICO GROWTH FUND After Taxes on Distributions	Return After Taxes on Distributions	19.19%	1.30%	1.31%	5.82%	Dec 31, 1997
MARSICO GROWTH FUND-MARSICO GROWTH FUND After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.49%	1.23%	1.18%	5.26%	Dec 31, 1997

MARSICO 21ST CENTURY FUND
Marsico 21st Century Fund
INVESTMENT OBJECTIVE
The Marsico 21st Century Fund's goal is to seek long-term growth of capital.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MARSICO 21ST CENTURY FUND MARSICO 21ST CENTURY FUND-MARSICO 21ST CENTURY FUND
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MARSICO 21ST CENTURY FUND MARSICO 21ST CENTURY FUND-MARSICO 21ST CENTURY FUND
Management Fee		0.85%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.27%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	1.38%
Net Expenses	[2]	1.38%
[1]	"Acquired Fund Fees and Expenses" are those expenses incurred indirectly by the Fund as a result of acquiring investments in shares of one or more other investment companies.
[2]	Total Annual Fund Operating Expenses may not correlate to the "ratio of expenses to average net assets" provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MARSICO 21ST CENTURY FUND MARSICO 21ST CENTURY FUND-MARSICO 21ST CENTURY FUND	140	437	755	1,657

Portfolio Turnover
The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Marsico 21st Century Fund is a "diversified" portfolio and invests primarily in common stocks that are selected for their long-term growth potential.  The
Fund may invest in companies of any size, and will normally hold a core position of between 35 and 50 common stocks.  The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Fund, the investment adviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" security selection. The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape.
Through this "top-down" analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

The investment adviser then looks for individual companies or securities
(including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large.  In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income; and other indications that a company or security may be an attractive investment prospect.  This process is called "bottom-up" security selection.

As part of this fundamental, "bottom-up" research, the investment adviser may visit a company's management, and conduct other research to gain thorough knowledge of the company.  The investment adviser also may prepare detailed earnings and cash flow models of companies.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential.  However, the Fund's portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The investment adviser may reduce or sell the Fund's investments in portfolio securities if, in the opinion of the investment adviser, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to the investment adviser's estimates of future earnings and cash flow growth, or for other reasons.

The Fund may invest without limitation in foreign securities further described in this Prospectus. These securities may be traded in the U.S. or in foreign markets or both, and may be economically tied to emerging markets. The investment adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or other considerations.

PRINCIPAL INVESTMENT RISKS
Your investment in the Fund is not guaranteed by any agency or program of the
U.S. government or by any other person or entity, and you could lose money investing in the Fund.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.  The principal risks associated with an investment in the Fund include the following:

Equity Securities and Market Risk. The financial risk that the investment adviser may select individual companies or securities that do not perform as anticipated, the risk that the stocks and markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies and stock markets may go through periods of decline and cyclical change.

Foreign Investment Risk.  Investments in foreign securities may be riskier than
U.S. investments for a variety of reasons such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, and legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors.  Investments in emerging markets may involve these and other significant risks further described in this Prospectus such as immature economic structures and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S.
dollar as further described in this Prospectus, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

These and other risks (including risks associated with fixed and variable income securities) are discussed in more detail later in this Prospectus and in the
Fund's Statement of Additional Information.

PERFORMANCE
The following bar chart and table provide some indication of the risk of investing in the Fund.  The bar chart shows changes in the Fund's performance from calendar year to year for the past ten years, together with the best and worst quarters during that time.  The table shows how the Fund's average annual returns (before and after taxes) for the periods of one year, five years, ten years, and since inception, compared to those of a broad-based securities market index.  All presentations assume reinvestment of dividends and distributions.
As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at
www.marsicofunds.com, or by calling 888-860-8686.

The bar chart shows changes in the Fund's performance
from calendar year to year for the past ten years, together with the best and worst quarters during that time.

Best Quarter (6/30/03)        22.17 %         Worst Quarter (12/31/08)     -25.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/10)
Average Annual Total Returns MARSICO 21ST CENTURY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	0.89%	Feb 1, 2000
MARSICO 21ST CENTURY FUND-MARSICO 21ST CENTURY FUND	Return Before Taxes	16.98%	3.05%	5.06%	3.82%	Feb 1, 2000
MARSICO 21ST CENTURY FUND-MARSICO 21ST CENTURY FUND After Taxes on Distributions	Return After Taxes on Distributions	16.98%	2.78%	4.92%	3.69%	Feb 1, 2000
MARSICO 21ST CENTURY FUND-MARSICO 21ST CENTURY FUND After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.04%	2.52%	4.38%	3.28%	Feb 1, 2000

MARSICO INTERNATIONAL OPPORTUNITIES FUND
Marsico International Opportunities Fund
INVESTMENT OBJECTIVE
The Marsico International Opportunities Fund's goal is to seek long-term growth of capital.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MARSICO INTERNATIONAL OPPORTUNITIES FUND MARSICO INTERNATIONAL OPPORTUNITIES FUND-MARSICO INTERNATIONAL OPPORTUNITIES FUND
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MARSICO INTERNATIONAL OPPORTUNITIES FUND MARSICO INTERNATIONAL OPPORTUNITIES FUND-MARSICO INTERNATIONAL OPPORTUNITIES FUND
Management Fee		0.85%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.42%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses	[2]	1.54%
Net Expenses	[2]	1.54%
[1]	"Acquired Fund Fees and Expenses" are those expenses incurred indirectly by the Fund as a result of acquiring investments in shares of one or more other investment companies.
[2]	Total Annual Fund Operating Expenses may not correlate to the "ratio of expenses to average net assets" provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MARSICO INTERNATIONAL OPPORTUNITIES FUND MARSICO INTERNATIONAL OPPORTUNITIES FUND-MARSICO INTERNATIONAL OPPORTUNITIES FUND	157	486	839	1,834

Portfolio Turnover
The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 134% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Marsico International Opportunities Fund is a "diversified" portfolio and invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential.  The
Fund may invest in an unlimited number of companies of any size throughout the world.  The Fund normally invests in the securities of issuers that are economically tied to one or more foreign countries, and expects to be invested in various issuers or securities that together have ties to at least four different foreign countries.  The Fund may invest in securities of companies economically tied to emerging markets.  Some issuers or securities in the Fund's portfolio may be economically tied to the U.S.

In selecting investments for the Fund, the investment adviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" security selection. The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape.
Through this "top-down" analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

The investment adviser then looks for individual companies or securities
(including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large.  In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income; and other indications that a company or security may be an attractive investment prospect.  This process is called "bottom-up" security selection.

As part of this fundamental, "bottom-up" research, the investment adviser may visit a company's management, and conduct other research to gain thorough knowledge of the company.  The investment adviser also may prepare detailed earnings and cash flow models of companies.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential.  However, the Fund's portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The investment adviser may reduce or sell the Fund's investments in portfolio securities if, in the opinion of the investment adviser, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to the investment adviser's estimates of future earnings and cash flow growth, or for other reasons.

PRINCIPAL INVESTMENT RISKS
Your investment in the Fund is not guaranteed by any agency or program of the
U.S. government or by any other person or entity, and you could lose money investing in the Fund.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.  The principal risks associated with an investment in the Fund include the following:

Equity Securities and Market Risk. The financial risk that the investment adviser may select individual companies or securities that do not perform as anticipated, the risk that the stocks and markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies and stock markets may go through periods of decline and cyclical change.

Foreign Investment Risk.  Investments in foreign securities may be riskier than
U.S. investments for a variety of reasons such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, and legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors.  Investments in emerging markets may involve these and other significant risks further described in this Prospectus such as immature economic structures and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S.
dollar as further described in this Prospectus, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.  Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares.  Generally, when the value of the U.S.
dollar rises relative to a foreign currency, an investment in an issuer whose securities are denominated in that country's currency (or whose business is conducted principally in that country's currency) loses value, because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country's government or banking authority also may have a significant impact on the value of any investments denominated in that currency.  The risk that these events could occur may be heightened in emerging markets.  The Fund generally purchases or sells foreign currencies when it purchases or sells securities denominated in those currencies, and may make other investments in foreign currencies for hedging purposes or otherwise.  Currency markets generally are not as regulated as securities markets.

These and other risks (including risks associated with fixed and variable income securities) are discussed in more detail later in this Prospectus and in the
Fund's Statement of Additional Information.

PERFORMANCE
The following bar chart and table provide some indication of the risk of investing in the Fund.  The bar chart shows changes in the Fund's performance from calendar year to year for the past ten years, together with the best and worst quarters during that time.  The table shows how the Fund's average annual returns (before and after taxes) for the periods of one year, five years, ten years, and since inception, compared to those of a broad-based securities market index.  All presentations assume reinvestment of dividends and distributions.
As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at
www.marsicofunds.com, or by calling 888-860-8686.

The bar chart shows changes in the Fund's performance
from calendar year to year for the past ten years, together with the best and worst quarters during that time.

CALENDAR YEAR TOTAL RETURNS

Best Quarter (6/30/09)       26.19 %  Worst Quarter (12/31/08)    -27.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/10)
Average Annual Total Returns MARSICO INTERNATIONAL OPPORTUNITIES FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Morgan Stanley Capital International Europe Australasia Far East ("EAFE")	Morgan Stanley Capital International Europe Australasia Far East ("EAFE") Index (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	3.50%	2.24%	Jun 30, 2000
MARSICO INTERNATIONAL OPPORTUNITIES FUND-MARSICO INTERNATIONAL OPPORTUNITIES FUND	Return Before Taxes	13.31%	2.84%	5.85%	5.20%	Jun 30, 2000
MARSICO INTERNATIONAL OPPORTUNITIES FUND-MARSICO INTERNATIONAL OPPORTUNITIES FUND After Taxes on Distributions	Return After Taxes on Distributions	13.19%	2.24%	5.53%	4.77%	Jun 30, 2000
MARSICO INTERNATIONAL OPPORTUNITIES FUND-MARSICO INTERNATIONAL OPPORTUNITIES FUND After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.26%	2.51%	5.18%	4.50%	Jun 30, 2000

MARSICO FLEXIBLE CAPITAL FUND
Marsico Flexible Capital Fund
INVESTMENT OBJECTIVE
The Marsico Flexible Capital Fund's goal is to seek long-term growth of capital.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MARSICO FLEXIBLE CAPITAL FUND MARSICO FLEXIBLE CAPITAL FUND-MARSICO FLEXIBLE CAPITAL FUND
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MARSICO FLEXIBLE CAPITAL FUND MARSICO FLEXIBLE CAPITAL FUND-MARSICO FLEXIBLE CAPITAL FUND
Management Fee		0.85%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.34%
Acquired Fund Fees and Expenses	[1]	0.05%
Total Annual Fund Operating Expenses	[2][3]	1.49%
Net Expenses	[2][3]	1.49%
[1]	"Acquired Fund Fees and Expenses" are those expenses incurred indirectly by the Fund as a result of acquiring investments in shares of one or more other investment companies.
[2]	Certain expenses for the Flexible Capital Fund have been restated to reflect expenses related to current fund net asset levels and the current expense limitation that became effective February 1, 2011.
[3]	Total Annual Fund Operating Expenses may not correlate to the "ratio of expenses to average net assets" provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MARSICO FLEXIBLE CAPITAL FUND MARSICO FLEXIBLE CAPITAL FUND-MARSICO FLEXIBLE CAPITAL FUND	152	471	813	1,779

Portfolio Turnover
The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 146% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Marsico Flexible Capital Fund is a "diversified" portfolio and invests primarily in equity securities, and other investments that are selected primarily for their long-term growth potential.  The Fund's holdings may include, without limitation, securities of companies that may be experiencing a significant positive transformation or a favorable catalyst impacting their potential growth, may be underappreciated by other investors, or may be trading at compelling valuations in light of their potential growth, or other securities or investments.  The Fund may invest in issuers of any size throughout the world, and will normally hold a core position of between 20 and 50 securities or other investments.  The number of securities or other investments held by the
Fund may occasionally exceed this range at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Funds, the investment adviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" security selection. The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape.
Through this "top-down" analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

The investment adviser then looks for individual companies or securities
(including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large.  The investment adviser also may consider whether a particular security or other investment potentially offers current income, and may invest up to 40% of its total assets in various types of fixed income and variable income securities, including up to 25% in securities rated below investment grade (commonly called "high yield securities" or "junk bonds").  In selecting fixed income and variable income securities, the investment adviser will also focus on the potential for growth of capital.  In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management;
commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income; and other indications that a company or security may be an attractive investment prospect.  This process is called
"bottom-up" security selection.

As part of this fundamental, "bottom-up" research, the investment adviser may visit a company's management, and conduct other research to gain thorough knowledge of the company.  The investment adviser also may prepare detailed earnings and cash flow models of companies.

Examples of core investments in which the Fund may invest (i.e., the primary investments held by the Fund over time) include, without limitation, securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.  In addition, the Fund's portfolio may include the securities of established companies that are expected to offer long-term growth potential, less mature companies, or securities with more aggressive growth characteristics.

Equity securities in which the Fund may invest include, without limitation, common stocks, including those that pay dividends or other distributions, securities that are convertible into common stocks or other equity securities, depositary receipts or shares, warrants, rights, real estate investment trusts, partnership securities, and other securities with equity characteristics as further described in this Prospectus.  The fixed or variable income securities in which the Fund may invest include, without limitation, corporate bonds
(including high-yield bonds), preferred stocks, trust-preferred securities,
Treasury securities, U.S. government agency securities, asset-backed securities, and other income-producing investments as further described in this Prospectus.
The Fund is not required to seek current income or to maintain any portion of its total assets in fixed or variable income securities.

The investment adviser may reduce or sell a Fund's investments in portfolio securities if, in the opinion of the investment adviser, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to the investment adviser's estimates of future earnings and cash flow growth, or for other reasons.

The Fund may invest without limitation in foreign securities further described in this Prospectus. These securities may be traded in the U.S. or in foreign markets, and may be economically tied to emerging markets. The investment adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or other considerations.

PRINCIPAL INVESTMENT RISKS
Your investment in the Fund is not guaranteed by any agency or program of the
U.S. government or by any other person or entity, and you could lose money investing in the Fund.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.  The principal risks associated with an investment in the Fund include the following:

Equity Securities and Market Risk. The financial risk that the investment adviser may select individual companies or securities that do not perform as anticipated, the risk that the stocks and markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies and stock markets may go through periods of decline and cyclical change.

Foreign Investment Risk.  Investments in foreign securities may be riskier than
U.S. investments for a variety of reasons such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, and legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors.  Investments in emerging markets may involve these and other significant risks further described in this Prospectus such as immature economic structures and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S.
dollar as further described in this Prospectus, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

Credit Risk.  The Fund could lose money if the issuer of a fixed or variable income security cannot meet its financial obligations and defaults or goes bankrupt.

Interest Rate Risk.  The value of the Fund's investments in fixed or variable income securities may fall when interest rates rise.

High-Yield Risk.  High-yield corporate debt securities with credit ratings that are below investment grade (also known as "junk bonds") may be subject to potentially higher risks of default and greater volatility than other debt securities.

These and other risks are discussed in more detail later in this Prospectus and in the Fund's Statement of Additional Information.

PERFORMANCE
The following bar chart and table provide some indication of the risk of investing in the Fund.  The bar chart shows changes in the Fund's performance from calendar year to year since inception, together with the best and worst quarters during that time.  The table shows how the Fund's average annual returns (before and after taxes) for the periods of one year and since inception, compared to those of a broad-based securities market index.  All presentations assume reinvestment of dividends and distributions.  As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at
www.marsicofunds.com, or by calling 888-860-8686.

The bar chart shows changes in the Fund's performance
from calendar year to year since inception, together with the best and worst quarters during that time.

CALENDAR YEAR TOTAL RETURNS

Best Quarter  (6/30/09)  25.04 %      Worst Quarter (12/31/08) -19.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/10)
Average Annual Total Returns MARSICO FLEXIBLE CAPITAL FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	(0.83%)	Dec 29, 2006
MARSICO FLEXIBLE CAPITAL FUND-MARSICO FLEXIBLE CAPITAL FUND	Return Before Taxes	35.82%	11.55%	Dec 29, 2006
MARSICO FLEXIBLE CAPITAL FUND-MARSICO FLEXIBLE CAPITAL FUND After Taxes on Distributions	Return After Taxes on Distributions	35.50%	10.55%	Dec 29, 2006
MARSICO FLEXIBLE CAPITAL FUND-MARSICO FLEXIBLE CAPITAL FUND After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	23.39%	9.43%	Dec 29, 2006

MARSICO GLOBAL FUND
Marsico Global Fund
INVESTMENT OBJECTIVE
The Marsico Global Fund's goal is to seek long-term growth of capital.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MARSICO GLOBAL FUND MARSICO GLOBAL FUND-MARSICO GLOBAL FUND
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MARSICO GLOBAL FUND MARSICO GLOBAL FUND-MARSICO GLOBAL FUND
Management Fee		0.85%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.44%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses	[2]	1.56%
Net Expenses	[2]	1.56%
[1]	"Acquired Fund Fees and Expenses" are those expenses incurred indirectly by the Fund as a result of acquiring investments in shares of one or more other investment companies.
[2]	Total Annual Fund Operating Expenses may not correlate to the "ratio of expenses to average net assets" provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MARSICO GLOBAL FUND MARSICO GLOBAL FUND-MARSICO GLOBAL FUND	159	493	850	1,856

Portfolio Turnover
The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 125% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Marsico Global Fund is a "diversified" portfolio and invests primarily in the common stocks of U.S. and foreign companies that are selected for their long-term growth potential.  The Fund may invest in the securities of companies of any size that are economically tied to any countries or markets throughout the world, including securities of companies economically tied to emerging markets.  Under normal market conditions, the Fund will invest significantly
(generally, at least 40% of its net assets) in the securities of issuers organized or located outside the U.S. or doing business outside the U.S. or other foreign securities further described in this Prospectus (unless market conditions are not deemed favorable by the investment adviser, in which case the
Fund generally will invest at least 30% of its assets in such foreign securities).  The Fund will invest its assets in various regions and countries, including the U.S., that encompass not less than three different countries overall.

In selecting investments for the Fund, the investment adviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" security selection. The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape.
Through this "top-down" analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

The investment adviser then looks for individual companies or securities
(including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large.  In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income; and other indications that a company or security may be an attractive investment prospect.  This process is called "bottom-up" security selection.

As part of this fundamental, "bottom-up" research, the investment adviser may visit a company's management, and conduct other research to gain thorough knowledge of the company.  The investment adviser also may prepare detailed earnings and cash flow models of companies.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential.  However, the Fund's portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The investment adviser may reduce or sell the Fund's investments in portfolio securities if, in the opinion of the investment adviser, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to the investment adviser's estimates of future earnings and cash flow growth, or for other reasons.

PRINCIPAL INVESTMENT RISKS
Your investment in the Fund is not guaranteed by any agency or program of the
U.S. government or by any other person or entity, and you could lose money investing in the Fund.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.  The principal risks associated with an investment in the Fund include the following:

Equity Securities and Market Risk. The financial risk that the investment adviser may select individual companies or securities that do not perform as anticipated, the risk that the stocks and markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies and stock markets may go through periods of decline and cyclical change.

Foreign Investment Risk.  Investments in foreign securities may be riskier than
U.S. investments for a variety of reasons such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, and legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors.  Investments in emerging markets may involve these and other significant risks further described in this Prospectus such as immature economic structures and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S.
dollar as further described in this Prospectus, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.  Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares.  Generally, when the value of the U.S.
dollar rises relative to a foreign currency, an investment in an issuer whose securities are denominated in that country's currency (or whose business is conducted principally in that country's currency) loses value, because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country's government or banking authority also may have a significant impact on the value of any investments denominated in that currency.  The risk that these events could occur may be heightened in emerging markets.  The Fund generally purchases or sells foreign currencies when it purchases or sells securities denominated in those currencies, and may make other investments in foreign currencies for hedging purposes or otherwise.  Currency markets generally are not as regulated as securities markets.

 These and other risks (including risks associated with fixed and variable income securities) are discussed in more detail later in this Prospectus and in the
Fund's Statement of Additional Information.

PERFORMANCE
The following bar chart and table provide some indication of the risk of investing in the Fund.  The bar chart shows changes in the Fund's performance from calendar year to year since inception, together with the best and worst quarters during that time.  The table shows how the Fund's average annual returns (before and after taxes) for the periods of one year and since inception, compared to those of a broad-based securities market index.  All presentations assume reinvestment of dividends and distributions.  As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at
www.marsicofunds.com, or by calling 888-860-8686

The bar chart shows changes in the Fund's performance
from calendar year to year since inception, together with the best and worst quarters during that time.

CALENDAR YEAR TOTAL RETURNS

Best Quarter (6/30/09) 22.11%  Worst Quarter (12/31/08) -23.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/10)
Average Annual Total Returns MARSICO GLOBAL FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Morgan Stanley Capital International All Country World Index	Morgan Stanley Capital International All Country World Index (reflects no deduction for fees, expenses or taxes)	12.67%	(3.24%)	Jun 29, 2007
MARSICO GLOBAL FUND-MARSICO GLOBAL FUND	Return Before Taxes	23.58%	4.34%	Jun 29, 2007
MARSICO GLOBAL FUND-MARSICO GLOBAL FUND After Taxes on Distributions	Return After Taxes on Distributions	23.37%	4.01%	Jun 29, 2007
MARSICO GLOBAL FUND-MARSICO GLOBAL FUND After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	15.47%	3.57%	Jun 29, 2007

MARSICO EMERGING MARKETS FUND
Marsico Emerging Markets Fund
INVESTMENT OBJECTIVE
The Marsico Emerging Markets Fund's goal is to seek long-term growth of capital.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MARSICO EMERGING MARKETS FUND MARSICO EMERGING MARKETS FUND-MARSICO EMERGING MARKETS FUND
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MARSICO EMERGING MARKETS FUND MARSICO EMERGING MARKETS FUND-MARSICO EMERGING MARKETS FUND
Management Fee		1.00%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[1]	2.11%
Total Annual Fund Operating Expenses	[2]	3.36%
Fee Waiver and/or Expense Reimbursement	[2]	1.61%
Net Expenses	[2]	1.75%
[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The investment adviser has entered into a written expense limitation and fee waiver agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, acquired fund fees and expenses, litigation, brokerage and extraordinary expenses) to an annual rate of 1.75% of the Fund's average net assets until January 31, 2012. This expense limitation and fee waiver agreement may be terminated by the investment adviser at any time after January 31, 2012 upon 15 days prior notice to the Fund and its administrator.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example reflects the current expense limitation for the one-year period and the first year of the three-year period).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
MARSICO EMERGING MARKETS FUND MARSICO EMERGING MARKETS FUND-MARSICO EMERGING MARKETS FUND	178	883

Portfolio Turnover
The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the
Fund's performance.  The Fund had not yet commenced operations as of the fiscal year ended September 30, 2010; however, it is estimated that the Fund will experience a portfolio turnover rate in the range of 75% to 200% of the average value of its portfolio.  The investment adviser has discretion to exceed this range if conditions appear to justify it.

PRINCIPAL INVESTMENT STRATEGIES
The Marsico Emerging Markets Fund is a "diversified" portfolio and, under normal conditions, invests at least 80% of its net assets in the common stocks and other securities of issuers economically tied to emerging markets and selected for their long-term growth potential.  The Fund may invest in the securities of an unlimited number of issuers of any size around the world.

Under normal market conditions, the Fund will invest primarily in equity securities and may also invest in fixed and variable income securities.
Investments held by the Fund may include common stocks, preferred stocks, convertible/hybrid securities, depositary receipts, rights and warrants, fixed and variable income securities, government securities, corporate debt, high-yield securities, futures, options, cash, real estate investment trusts, and other investments.  The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially enhance returns to investors.

Emerging markets are countries listed in the Morgan Stanley Capital
International (MSCI) Emerging Markets Index as well as those the investment adviser considers to have an emerging market economy or frontier market economy, based on factors such as the development of the country's financial and capital markets, its political and economic stability, level of industrialization, trade initiatives, per capita income, gross national product, credit rating, or other factors that the investment adviser believes to be relevant.

Issuers considered to be "economically tied" to emerging markets include, without limitation: (1) an issuer organized under the laws of or maintaining a principal office or principal place(s) of business in one or more emerging markets; (2) an issuer of securities that are principally traded in one or more emerging markets; (3) an issuer that derives or is currently expected to derive
50% or more of its total sales, revenues, profits, earnings, growth, or another measure of economic activity from, the production or sale of goods or performance of services or making of investments or other economic activity in, one or more emerging markets, or that maintains or is currently expected to maintain 50% or more of its employees, assets, investments, operations, or other business activity in one or more emerging markets; (4) a governmental or quasi-governmental entity of an emerging market; or (5) any other issuer that the investment adviser believes may expose the Fund's assets to the economic fortunes and risks of emerging markets.  The investment adviser may consider an issuer to be economically tied to emerging markets even though it may be based in a developed market such as the United States.  The investment adviser may consider any one of the five factors when making a determination that an issuer is "economically tied" to emerging markets.

In selecting investments for the Fund, the investment adviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" security selection. The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape.
Through this "top-down" analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

The investment adviser then looks for individual companies or securities
(including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large.  In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income; and other indications that a company or security may be an attractive investment prospect.  This process is called "bottom-up" security selection.

As part of this fundamental, "bottom-up" research, the investment adviser may visit a company's management, and conduct other research to gain thorough knowledge of the company.  The investment adviser also may prepare detailed earnings and cash flow models of companies.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential.  However, the Fund's portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The investment adviser may reduce or sell the Fund's investments in portfolio securities if, in the opinion of the investment adviser, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to the investment adviser's estimates of future earnings and cash flow growth, or for other reasons.

PRINCIPAL INVESTMENT RISKS
Your investment in the Fund is not guaranteed by any agency or program of the
U.S. government or by any other person or entity, and you could lose money investing in the Fund.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.  The principal risks associated with an investment in the Fund include the following:

Equity Securities and Market Risk. The financial risk that the investment adviser may select individual companies or securities that do not perform as anticipated, the risk that the stocks and markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies and stock markets may go through periods of decline and cyclical change.

Foreign Investment Risk.  Investments in foreign securities may be riskier than
U.S. investments for a variety of reasons such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, and legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors.

Emerging Market Risk.  Potential increased risks associated with investments in emerging markets that will apply to the Fund include, among others further described in this Prospectus, greater political and economic instability
(including risk of war, civil disturbances and acts of terrorism), sovereign solvency concerns, immature market structures, greater volatility in currency exchange rates, less developed securities exchanges and markets, reduced securities liquidity, possible trade barriers, currency transfer restrictions, fewer potential buyers, an emerging market country's dependence on revenue from particular commodities or international aid, greater governmental control over issuers and economies, less governmental supervision and regulation, unavailability of currency hedging techniques, companies that are newly-organized, smaller and less seasoned, differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers, and less developed legal systems.  These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S.
dollar as further described in this Prospectus, depending on the extent to which the Fund invests its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.  Changes in foreign currency exchange rates will affect the value of the Fund's portfolio securities and the price of the Fund's shares.  Generally, when the value of the U.S. dollar rises relative to a foreign currency, an investment in an issuer whose securities are denominated in that country's currency (or whose business is conducted principally in that country's currency) loses value, because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country's government or banking authority also may have a significant impact on the value of any investments denominated in that currency. The risk that these events could occur may be heightened in emerging markets.  The Fund generally purchases or sells foreign currencies when it purchases or sells securities denominated in those currencies, and may make other investments in foreign currencies for hedging purposes or otherwise.  Currency markets generally are not as regulated as securities markets.

These and other risks (including risks associated with fixed and variable income securities) are discussed in more detail later in this Prospectus and in the
Fund's Statement of Additional Information.

PERFORMANCE
The Fund has not operated for a full calendar year as of the date of this
Prospectus; therefore, no historical performance data is shown.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	MARSICO INVESTMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0001047112
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 1, 2011
ProspectusDate	rr_ProspectusDate	Feb 1, 2011
MARSICO FOCUS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Marsico Focus Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Marsico Focus Fund's goal is to seek long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Marsico Focus Fund is a "non-diversified" portfolio and invests primarily in the common stocks of large companies that are selected for their long-term growth potential.  The Fund will normally hold a core position of between 20 and
30 common stocks.  The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio managers are accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Fund, the investment adviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" security selection. The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape.
Through this "top-down" analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

The investment adviser then looks for individual companies or securities
(including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large.  In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income; and other indications that a company or security may be an attractive investment prospect.  This process is called "bottom-up" security selection.

As part of this fundamental, "bottom-up" research, the investment adviser may visit a company's management, and conduct other research to gain thorough knowledge of the company.  The investment adviser also may prepare detailed earnings and cash flow models of companies.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential.  However, the Fund's portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The investment adviser may reduce or sell the Fund's investments in portfolio securities if, in the opinion of the investment adviser, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to the investment adviser's estimates of future earnings and cash flow growth, or for other reasons.

The Fund may invest without limitation in foreign securities further described in this Prospectus. These securities may be traded in the U.S. or in foreign markets or both, and may be economically tied to emerging markets. The investment adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or other considerations.

Risk, Heading	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Your investment in the Fund is not guaranteed by any agency or program of the
U.S. government or by any other person or entity, and you could lose money investing in the Fund.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.  The principal risks associated with an investment in the Fund include the following:

Equity Securities and Market Risk. The financial risk that the investment adviser may select individual companies or securities that do not perform as anticipated, the risk that the stocks and markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies and stock markets may go through periods of decline and cyclical change.

Non-Diversification Risk.  The Fund is classified as a "non-diversified"
portfolio which means it may hold fewer securities than a diversified fund because it may invest a greater percentage of its assets in a smaller number of securities.  Holding fewer securities increases the risk that the value of the
Fund could go down because of the poor performance of a single investment.

Foreign Investment Risk.  Investments in foreign securities may be riskier than
U.S. investments for a variety of reasons such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, and legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors.  Investments in emerging markets may involve these and other significant risks further described in this Prospectus such as immature economic structures and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S.
dollar as further described in this Prospectus, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

These and other risks (including risks associated with fixed and variable income securities) are discussed in more detail later in this Prospectus and in the
Fund's Statement of Additional Information.

Risk, Lose Money	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" portfolio which means it may hold fewer securities than a diversified fund because it may invest a greater percentage of its assets in a smaller number of securities. Holding fewer securities increases the risk that the value of the Fund could go down because of the poor performance of a single investment.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risk of investing in the Fund.  The bar chart shows changes in the Fund's performance from calendar year to year for the past ten years, together with the best and worst quarters during that time.  The table shows how the Fund's average annual returns (before and after taxes) for the periods of one year, five years, ten years, and since inception, compared to those of a broad-based securities market index.  All presentations assume reinvestment of dividends and distributions.
As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at
www.marsicofunds.com, or by calling 888-860-8686.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risk of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888-860-8686
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.marsicofunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance
from calendar year to year for the past ten years, together with the best and worst quarters during that time.

Annual Return, Caption	rr_AnnualReturnCaption	CALENDAR YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter (9/30/09)        16.53 % Worst Quarter (12/31/08)     -23.29%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/10)
MARSICO FOCUS FUND | MARSICO FOCUS FUND-MARSICO FOCUS FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFOCX
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
Net Expenses	rr_NetExpensesOverAssets	1.34%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,613
Annual Return 2001	rr_AnnualReturn2001	(20.81%)
Annual Return 2002	rr_AnnualReturn2002	(16.69%)
Annual Return 2003	rr_AnnualReturn2003	31.24%
Annual Return 2004	rr_AnnualReturn2004	11.70%
Annual Return 2005	rr_AnnualReturn2005	9.69%
Annual Return 2006	rr_AnnualReturn2006	8.60%
Annual Return 2007	rr_AnnualReturn2007	12.93%
Annual Return 2008	rr_AnnualReturn2008	(40.75%)
Annual Return 2009	rr_AnnualReturn2009	30.49%
Annual Return 2010	rr_AnnualReturn2010	18.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.29%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
MARSICO FOCUS FUND | MARSICO FOCUS FUND-MARSICO FOCUS FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
MARSICO FOCUS FUND | MARSICO FOCUS FUND-MARSICO FOCUS FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
MARSICO FOCUS FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
MARSICO GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Marsico Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Marsico Growth Fund's goal is to seek long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Marsico Growth Fund is a "diversified" portfolio and invests primarily in the common stocks of large companies that are selected for their long-term growth potential.  The Fund will normally hold a core position of between 35 and
50 common stocks.  The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio managers are accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Fund, the investment adviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" security selection. The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape.
Through this "top-down" analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

The investment adviser then looks for individual companies or securities
(including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large.  In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income; and other indications that a company or security may be an attractive investment prospect.  This process is called "bottom-up" security selection.

As part of this fundamental, "bottom-up" research, the investment adviser may visit a company's management, and conduct other research to gain thorough knowledge of the company.  The investment adviser also may prepare detailed earnings and cash flow models of companies.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential.  However, the Fund's portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The investment adviser may reduce or sell the Fund's investments in portfolio securities if, in the opinion of the investment adviser, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to the investment adviser's estimates of future earnings and cash flow growth, or for other reasons.

The Fund may invest without limitation in foreign securities further described in this Prospectus. These securities may be traded in the U.S. or in foreign markets or both, and may be economically tied to emerging markets. The investment adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or other considerations.

Risk, Heading	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Your investment in the Fund is not guaranteed by any agency or program of the
U.S. government or by any other person or entity, and you could lose money investing in the Fund.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.  The principal risks associated with an investment in the Fund include the following:

Equity Securities and Market Risk. The financial risk that the investment adviser may select individual companies or securities that do not perform as anticipated, the risk that the stocks and markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies and stock markets may go through periods of decline and cyclical change.

Foreign Investment Risk.  Investments in foreign securities may be riskier than
U.S. investments for a variety of reasons such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, and legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors.  Investments in emerging markets may involve these and other significant risks further described in this Prospectus such as immature economic structures and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S.
dollar as further described in this Prospectus, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

These and other risks (including risks associated with fixed and variable income securities) are discussed in more detail later in this Prospectus and in the
Fund's Statement of Additional Information.

Risk, Lose Money	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risk of investing in the Fund.  The bar chart shows changes in the Fund's performance from calendar year to year for the past ten years, together with the best and worst quarters during that time.  The table shows how the Fund's average annual returns (before and after taxes) for the periods of one year, five years, ten years, and since inception, compared to those of a broad-based securities market index.  All presentations assume reinvestment of dividends and distributions.
As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at
www.marsicofunds.com, or by calling 888-860-8686.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risk of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888-860-8686
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.marsicofunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance
from calendar year to year for the past ten years, together with the best and worst quarters during that time.

Annual Return, Caption	rr_AnnualReturnCaption	CALENDAR YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter (9/30/09)   16.06 %      Worst Quarter (12/31/08) -24.00%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/10)
MARSICO GROWTH FUND | MARSICO GROWTH FUND-MARSICO GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGRIX
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
Net Expenses	rr_NetExpensesOverAssets	1.34%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,613
Annual Return 2001	rr_AnnualReturn2001	(20.33%)
Annual Return 2002	rr_AnnualReturn2002	(16.79%)
Annual Return 2003	rr_AnnualReturn2003	31.97%
Annual Return 2004	rr_AnnualReturn2004	14.38%
Annual Return 2005	rr_AnnualReturn2005	6.74%
Annual Return 2006	rr_AnnualReturn2006	6.58%
Annual Return 2007	rr_AnnualReturn2007	14.28%
Annual Return 2008	rr_AnnualReturn2008	(42.83%)
Annual Return 2009	rr_AnnualReturn2009	29.36%
Annual Return 2010	rr_AnnualReturn2010	19.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.00%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
MARSICO GROWTH FUND | MARSICO GROWTH FUND-MARSICO GROWTH FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
MARSICO GROWTH FUND | MARSICO GROWTH FUND-MARSICO GROWTH FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
MARSICO GROWTH FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
MARSICO 21ST CENTURY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Marsico 21st Century Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Marsico 21st Century Fund's goal is to seek long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Marsico 21st Century Fund is a "diversified" portfolio and invests primarily in common stocks that are selected for their long-term growth potential.  The
Fund may invest in companies of any size, and will normally hold a core position of between 35 and 50 common stocks.  The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Fund, the investment adviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" security selection. The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape.
Through this "top-down" analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

The investment adviser then looks for individual companies or securities
(including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large.  In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income; and other indications that a company or security may be an attractive investment prospect.  This process is called "bottom-up" security selection.

As part of this fundamental, "bottom-up" research, the investment adviser may visit a company's management, and conduct other research to gain thorough knowledge of the company.  The investment adviser also may prepare detailed earnings and cash flow models of companies.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential.  However, the Fund's portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The investment adviser may reduce or sell the Fund's investments in portfolio securities if, in the opinion of the investment adviser, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to the investment adviser's estimates of future earnings and cash flow growth, or for other reasons.

The Fund may invest without limitation in foreign securities further described in this Prospectus. These securities may be traded in the U.S. or in foreign markets or both, and may be economically tied to emerging markets. The investment adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or other considerations.

Risk, Heading	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Your investment in the Fund is not guaranteed by any agency or program of the
U.S. government or by any other person or entity, and you could lose money investing in the Fund.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.  The principal risks associated with an investment in the Fund include the following:

Equity Securities and Market Risk. The financial risk that the investment adviser may select individual companies or securities that do not perform as anticipated, the risk that the stocks and markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies and stock markets may go through periods of decline and cyclical change.

Foreign Investment Risk.  Investments in foreign securities may be riskier than
U.S. investments for a variety of reasons such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, and legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors.  Investments in emerging markets may involve these and other significant risks further described in this Prospectus such as immature economic structures and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S.
dollar as further described in this Prospectus, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

These and other risks (including risks associated with fixed and variable income securities) are discussed in more detail later in this Prospectus and in the
Fund's Statement of Additional Information.

Risk, Lose Money	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risk of investing in the Fund.  The bar chart shows changes in the Fund's performance from calendar year to year for the past ten years, together with the best and worst quarters during that time.  The table shows how the Fund's average annual returns (before and after taxes) for the periods of one year, five years, ten years, and since inception, compared to those of a broad-based securities market index.  All presentations assume reinvestment of dividends and distributions.
As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at
www.marsicofunds.com, or by calling 888-860-8686.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risk of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888-860-8686
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.marsicofunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance
from calendar year to year for the past ten years, together with the best and worst quarters during that time.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter (6/30/03)        22.17 %         Worst Quarter (12/31/08)     -25.76%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/10)
MARSICO 21ST CENTURY FUND | MARSICO 21ST CENTURY FUND-MARSICO 21ST CENTURY FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXXIX
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[2]
Net Expenses	rr_NetExpensesOverAssets	1.38%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
Annual Return 2001	rr_AnnualReturn2001	(19.80%)
Annual Return 2002	rr_AnnualReturn2002	(10.45%)
Annual Return 2003	rr_AnnualReturn2003	48.79%
Annual Return 2004	rr_AnnualReturn2004	22.30%
Annual Return 2005	rr_AnnualReturn2005	7.84%
Annual Return 2006	rr_AnnualReturn2006	18.65%
Annual Return 2007	rr_AnnualReturn2007	19.34%
Annual Return 2008	rr_AnnualReturn2008	(45.22%)
Annual Return 2009	rr_AnnualReturn2009	28.05%
Annual Return 2010	rr_AnnualReturn2010	16.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.76%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2000
MARSICO 21ST CENTURY FUND | MARSICO 21ST CENTURY FUND-MARSICO 21ST CENTURY FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2000
MARSICO 21ST CENTURY FUND | MARSICO 21ST CENTURY FUND-MARSICO 21ST CENTURY FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2000
MARSICO 21ST CENTURY FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2000
MARSICO INTERNATIONAL OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Marsico International Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Marsico International Opportunities Fund's goal is to seek long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 134% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	134.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Marsico International Opportunities Fund is a "diversified" portfolio and invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential.  The
Fund may invest in an unlimited number of companies of any size throughout the world.  The Fund normally invests in the securities of issuers that are economically tied to one or more foreign countries, and expects to be invested in various issuers or securities that together have ties to at least four different foreign countries.  The Fund may invest in securities of companies economically tied to emerging markets.  Some issuers or securities in the Fund's portfolio may be economically tied to the U.S.

In selecting investments for the Fund, the investment adviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" security selection. The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape.
Through this "top-down" analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

The investment adviser then looks for individual companies or securities
(including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large.  In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income; and other indications that a company or security may be an attractive investment prospect.  This process is called "bottom-up" security selection.

As part of this fundamental, "bottom-up" research, the investment adviser may visit a company's management, and conduct other research to gain thorough knowledge of the company.  The investment adviser also may prepare detailed earnings and cash flow models of companies.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential.  However, the Fund's portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The investment adviser may reduce or sell the Fund's investments in portfolio securities if, in the opinion of the investment adviser, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to the investment adviser's estimates of future earnings and cash flow growth, or for other reasons.

Risk, Heading	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Your investment in the Fund is not guaranteed by any agency or program of the
U.S. government or by any other person or entity, and you could lose money investing in the Fund.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.  The principal risks associated with an investment in the Fund include the following:

Equity Securities and Market Risk. The financial risk that the investment adviser may select individual companies or securities that do not perform as anticipated, the risk that the stocks and markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies and stock markets may go through periods of decline and cyclical change.

Foreign Investment Risk.  Investments in foreign securities may be riskier than
U.S. investments for a variety of reasons such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, and legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors.  Investments in emerging markets may involve these and other significant risks further described in this Prospectus such as immature economic structures and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S.
dollar as further described in this Prospectus, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.  Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares.  Generally, when the value of the U.S.
dollar rises relative to a foreign currency, an investment in an issuer whose securities are denominated in that country's currency (or whose business is conducted principally in that country's currency) loses value, because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country's government or banking authority also may have a significant impact on the value of any investments denominated in that currency.  The risk that these events could occur may be heightened in emerging markets.  The Fund generally purchases or sells foreign currencies when it purchases or sells securities denominated in those currencies, and may make other investments in foreign currencies for hedging purposes or otherwise.  Currency markets generally are not as regulated as securities markets.

These and other risks (including risks associated with fixed and variable income securities) are discussed in more detail later in this Prospectus and in the
Fund's Statement of Additional Information.

Risk, Lose Money	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risk of investing in the Fund.  The bar chart shows changes in the Fund's performance from calendar year to year for the past ten years, together with the best and worst quarters during that time.  The table shows how the Fund's average annual returns (before and after taxes) for the periods of one year, five years, ten years, and since inception, compared to those of a broad-based securities market index.  All presentations assume reinvestment of dividends and distributions.
As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at
www.marsicofunds.com, or by calling 888-860-8686.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risk of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888-860-8686
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.marsicofunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance
from calendar year to year for the past ten years, together with the best and worst quarters during that time.

Annual Return, Caption	rr_AnnualReturnCaption	CALENDAR YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter (6/30/09)       26.19 %  Worst Quarter (12/31/08)    -27.66%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/10)
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND-MARSICO INTERNATIONAL OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIOFX
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[2]
Net Expenses	rr_NetExpensesOverAssets	1.54%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,834
Annual Return 2001	rr_AnnualReturn2001	(15.65%)
Annual Return 2002	rr_AnnualReturn2002	(7.76%)
Annual Return 2003	rr_AnnualReturn2003	41.52%
Annual Return 2004	rr_AnnualReturn2004	17.06%
Annual Return 2005	rr_AnnualReturn2005	19.14%
Annual Return 2006	rr_AnnualReturn2006	23.95%
Annual Return 2007	rr_AnnualReturn2007	20.47%
Annual Return 2008	rr_AnnualReturn2008	(50.64%)
Annual Return 2009	rr_AnnualReturn2009	37.71%
Annual Return 2010	rr_AnnualReturn2010	13.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.66%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND-MARSICO INTERNATIONAL OPPORTUNITIES FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND-MARSICO INTERNATIONAL OPPORTUNITIES FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
MARSICO INTERNATIONAL OPPORTUNITIES FUND | Morgan Stanley Capital International Europe Australasia Far East ("EAFE")
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International Europe Australasia Far East ("EAFE") Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
MARSICO FLEXIBLE CAPITAL FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Marsico Flexible Capital Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Marsico Flexible Capital Fund's goal is to seek long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 146% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	146.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Marsico Flexible Capital Fund is a "diversified" portfolio and invests primarily in equity securities, and other investments that are selected primarily for their long-term growth potential.  The Fund's holdings may include, without limitation, securities of companies that may be experiencing a significant positive transformation or a favorable catalyst impacting their potential growth, may be underappreciated by other investors, or may be trading at compelling valuations in light of their potential growth, or other securities or investments.  The Fund may invest in issuers of any size throughout the world, and will normally hold a core position of between 20 and 50 securities or other investments.  The number of securities or other investments held by the
Fund may occasionally exceed this range at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Funds, the investment adviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" security selection. The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape.
Through this "top-down" analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

The investment adviser then looks for individual companies or securities
(including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large.  The investment adviser also may consider whether a particular security or other investment potentially offers current income, and may invest up to 40% of its total assets in various types of fixed income and variable income securities, including up to 25% in securities rated below investment grade (commonly called "high yield securities" or "junk bonds").  In selecting fixed income and variable income securities, the investment adviser will also focus on the potential for growth of capital.  In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management;
commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income; and other indications that a company or security may be an attractive investment prospect.  This process is called
"bottom-up" security selection.

As part of this fundamental, "bottom-up" research, the investment adviser may visit a company's management, and conduct other research to gain thorough knowledge of the company.  The investment adviser also may prepare detailed earnings and cash flow models of companies.

Examples of core investments in which the Fund may invest (i.e., the primary investments held by the Fund over time) include, without limitation, securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.  In addition, the Fund's portfolio may include the securities of established companies that are expected to offer long-term growth potential, less mature companies, or securities with more aggressive growth characteristics.

Equity securities in which the Fund may invest include, without limitation, common stocks, including those that pay dividends or other distributions, securities that are convertible into common stocks or other equity securities, depositary receipts or shares, warrants, rights, real estate investment trusts, partnership securities, and other securities with equity characteristics as further described in this Prospectus.  The fixed or variable income securities in which the Fund may invest include, without limitation, corporate bonds
(including high-yield bonds), preferred stocks, trust-preferred securities,
Treasury securities, U.S. government agency securities, asset-backed securities, and other income-producing investments as further described in this Prospectus.
The Fund is not required to seek current income or to maintain any portion of its total assets in fixed or variable income securities.

The investment adviser may reduce or sell a Fund's investments in portfolio securities if, in the opinion of the investment adviser, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to the investment adviser's estimates of future earnings and cash flow growth, or for other reasons.

The Fund may invest without limitation in foreign securities further described in this Prospectus. These securities may be traded in the U.S. or in foreign markets, and may be economically tied to emerging markets. The investment adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or other considerations.

Risk, Heading	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Your investment in the Fund is not guaranteed by any agency or program of the
U.S. government or by any other person or entity, and you could lose money investing in the Fund.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.  The principal risks associated with an investment in the Fund include the following:

Equity Securities and Market Risk. The financial risk that the investment adviser may select individual companies or securities that do not perform as anticipated, the risk that the stocks and markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies and stock markets may go through periods of decline and cyclical change.

Foreign Investment Risk.  Investments in foreign securities may be riskier than
U.S. investments for a variety of reasons such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, and legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors.  Investments in emerging markets may involve these and other significant risks further described in this Prospectus such as immature economic structures and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S.
dollar as further described in this Prospectus, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

Credit Risk.  The Fund could lose money if the issuer of a fixed or variable income security cannot meet its financial obligations and defaults or goes bankrupt.

Interest Rate Risk.  The value of the Fund's investments in fixed or variable income securities may fall when interest rates rise.

High-Yield Risk.  High-yield corporate debt securities with credit ratings that are below investment grade (also known as "junk bonds") may be subject to potentially higher risks of default and greater volatility than other debt securities.

These and other risks are discussed in more detail later in this Prospectus and in the Fund's Statement of Additional Information.

Risk, Lose Money	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risk of investing in the Fund.  The bar chart shows changes in the Fund's performance from calendar year to year since inception, together with the best and worst quarters during that time.  The table shows how the Fund's average annual returns (before and after taxes) for the periods of one year and since inception, compared to those of a broad-based securities market index.  All presentations assume reinvestment of dividends and distributions.  As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at
www.marsicofunds.com, or by calling 888-860-8686.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risk of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888-860-8686
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.marsicofunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance
from calendar year to year since inception, together with the best and worst quarters during that time.

Annual Return, Caption	rr_AnnualReturnCaption	CALENDAR YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter  (6/30/09)  25.04 %      Worst Quarter (12/31/08) -19.56%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/10)
MARSICO FLEXIBLE CAPITAL FUND | MARSICO FLEXIBLE CAPITAL FUND-MARSICO FLEXIBLE CAPITAL FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFCFX
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[2],[3]
Net Expenses	rr_NetExpensesOverAssets	1.49%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,779
Annual Return 2007	rr_AnnualReturn2007	15.00%
Annual Return 2008	rr_AnnualReturn2008	(34.36%)
Annual Return 2009	rr_AnnualReturn2009	51.06%
Annual Return 2010	rr_AnnualReturn2010	35.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.56%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MARSICO FLEXIBLE CAPITAL FUND | MARSICO FLEXIBLE CAPITAL FUND-MARSICO FLEXIBLE CAPITAL FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MARSICO FLEXIBLE CAPITAL FUND | MARSICO FLEXIBLE CAPITAL FUND-MARSICO FLEXIBLE CAPITAL FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MARSICO FLEXIBLE CAPITAL FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.83%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MARSICO GLOBAL FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Marsico Global Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Marsico Global Fund's goal is to seek long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 125% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Marsico Global Fund is a "diversified" portfolio and invests primarily in the common stocks of U.S. and foreign companies that are selected for their long-term growth potential.  The Fund may invest in the securities of companies of any size that are economically tied to any countries or markets throughout the world, including securities of companies economically tied to emerging markets.  Under normal market conditions, the Fund will invest significantly
(generally, at least 40% of its net assets) in the securities of issuers organized or located outside the U.S. or doing business outside the U.S. or other foreign securities further described in this Prospectus (unless market conditions are not deemed favorable by the investment adviser, in which case the
Fund generally will invest at least 30% of its assets in such foreign securities).  The Fund will invest its assets in various regions and countries, including the U.S., that encompass not less than three different countries overall.

In selecting investments for the Fund, the investment adviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" security selection. The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape.
Through this "top-down" analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

The investment adviser then looks for individual companies or securities
(including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large.  In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income; and other indications that a company or security may be an attractive investment prospect.  This process is called "bottom-up" security selection.

As part of this fundamental, "bottom-up" research, the investment adviser may visit a company's management, and conduct other research to gain thorough knowledge of the company.  The investment adviser also may prepare detailed earnings and cash flow models of companies.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential.  However, the Fund's portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The investment adviser may reduce or sell the Fund's investments in portfolio securities if, in the opinion of the investment adviser, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to the investment adviser's estimates of future earnings and cash flow growth, or for other reasons.

Risk, Heading	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Your investment in the Fund is not guaranteed by any agency or program of the
U.S. government or by any other person or entity, and you could lose money investing in the Fund.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.  The principal risks associated with an investment in the Fund include the following:

Equity Securities and Market Risk. The financial risk that the investment adviser may select individual companies or securities that do not perform as anticipated, the risk that the stocks and markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies and stock markets may go through periods of decline and cyclical change.

Foreign Investment Risk.  Investments in foreign securities may be riskier than
U.S. investments for a variety of reasons such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, and legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors.  Investments in emerging markets may involve these and other significant risks further described in this Prospectus such as immature economic structures and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S.
dollar as further described in this Prospectus, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.  Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares.  Generally, when the value of the U.S.
dollar rises relative to a foreign currency, an investment in an issuer whose securities are denominated in that country's currency (or whose business is conducted principally in that country's currency) loses value, because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country's government or banking authority also may have a significant impact on the value of any investments denominated in that currency.  The risk that these events could occur may be heightened in emerging markets.  The Fund generally purchases or sells foreign currencies when it purchases or sells securities denominated in those currencies, and may make other investments in foreign currencies for hedging purposes or otherwise.  Currency markets generally are not as regulated as securities markets.

 These and other risks (including risks associated with fixed and variable income securities) are discussed in more detail later in this Prospectus and in the
Fund's Statement of Additional Information.

Risk, Lose Money	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risk of investing in the Fund.  The bar chart shows changes in the Fund's performance from calendar year to year since inception, together with the best and worst quarters during that time.  The table shows how the Fund's average annual returns (before and after taxes) for the periods of one year and since inception, compared to those of a broad-based securities market index.  All presentations assume reinvestment of dividends and distributions.  As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at
www.marsicofunds.com, or by calling 888-860-8686

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risk of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888-860-8686
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.marsicofunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance
from calendar year to year since inception, together with the best and worst quarters during that time.

Annual Return, Caption	rr_AnnualReturnCaption	CALENDAR YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter (6/30/09) 22.11%  Worst Quarter (12/31/08) -23.34%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/10)
MARSICO GLOBAL FUND | MARSICO GLOBAL FUND-MARSICO GLOBAL FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGLBX
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[2]
Net Expenses	rr_NetExpensesOverAssets	1.56%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
Annual Return 2008	rr_AnnualReturn2008	(42.10%)
Annual Return 2009	rr_AnnualReturn2009	35.21%
Annual Return 2010	rr_AnnualReturn2010	23.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.34%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
MARSICO GLOBAL FUND | MARSICO GLOBAL FUND-MARSICO GLOBAL FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
MARSICO GLOBAL FUND | MARSICO GLOBAL FUND-MARSICO GLOBAL FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
MARSICO GLOBAL FUND | Morgan Stanley Capital International All Country World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.24%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
MARSICO EMERGING MARKETS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Marsico Emerging Markets Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Marsico Emerging Markets Fund's goal is to seek long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the
Fund's performance.  The Fund had not yet commenced operations as of the fiscal year ended September 30, 2010; however, it is estimated that the Fund will experience a portfolio turnover rate in the range of 75% to 200% of the average value of its portfolio.  The investment adviser has discretion to exceed this range if conditions appear to justify it.

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example reflects the current expense limitation for the one-year period and the first year of the three-year period).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Marsico Emerging Markets Fund is a "diversified" portfolio and, under normal conditions, invests at least 80% of its net assets in the common stocks and other securities of issuers economically tied to emerging markets and selected for their long-term growth potential.  The Fund may invest in the securities of an unlimited number of issuers of any size around the world.

Under normal market conditions, the Fund will invest primarily in equity securities and may also invest in fixed and variable income securities.
Investments held by the Fund may include common stocks, preferred stocks, convertible/hybrid securities, depositary receipts, rights and warrants, fixed and variable income securities, government securities, corporate debt, high-yield securities, futures, options, cash, real estate investment trusts, and other investments.  The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially enhance returns to investors.

Emerging markets are countries listed in the Morgan Stanley Capital
International (MSCI) Emerging Markets Index as well as those the investment adviser considers to have an emerging market economy or frontier market economy, based on factors such as the development of the country's financial and capital markets, its political and economic stability, level of industrialization, trade initiatives, per capita income, gross national product, credit rating, or other factors that the investment adviser believes to be relevant.

Issuers considered to be "economically tied" to emerging markets include, without limitation: (1) an issuer organized under the laws of or maintaining a principal office or principal place(s) of business in one or more emerging markets; (2) an issuer of securities that are principally traded in one or more emerging markets; (3) an issuer that derives or is currently expected to derive
50% or more of its total sales, revenues, profits, earnings, growth, or another measure of economic activity from, the production or sale of goods or performance of services or making of investments or other economic activity in, one or more emerging markets, or that maintains or is currently expected to maintain 50% or more of its employees, assets, investments, operations, or other business activity in one or more emerging markets; (4) a governmental or quasi-governmental entity of an emerging market; or (5) any other issuer that the investment adviser believes may expose the Fund's assets to the economic fortunes and risks of emerging markets.  The investment adviser may consider an issuer to be economically tied to emerging markets even though it may be based in a developed market such as the United States.  The investment adviser may consider any one of the five factors when making a determination that an issuer is "economically tied" to emerging markets.

In selecting investments for the Fund, the investment adviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" security selection. The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape.
Through this "top-down" analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

The investment adviser then looks for individual companies or securities
(including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large.  In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income; and other indications that a company or security may be an attractive investment prospect.  This process is called "bottom-up" security selection.

As part of this fundamental, "bottom-up" research, the investment adviser may visit a company's management, and conduct other research to gain thorough knowledge of the company.  The investment adviser also may prepare detailed earnings and cash flow models of companies.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential.  However, the Fund's portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The investment adviser may reduce or sell the Fund's investments in portfolio securities if, in the opinion of the investment adviser, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to the investment adviser's estimates of future earnings and cash flow growth, or for other reasons.

Risk, Heading	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Your investment in the Fund is not guaranteed by any agency or program of the
U.S. government or by any other person or entity, and you could lose money investing in the Fund.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.  The principal risks associated with an investment in the Fund include the following:

Equity Securities and Market Risk. The financial risk that the investment adviser may select individual companies or securities that do not perform as anticipated, the risk that the stocks and markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies and stock markets may go through periods of decline and cyclical change.

Foreign Investment Risk.  Investments in foreign securities may be riskier than
U.S. investments for a variety of reasons such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, and legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors.

Emerging Market Risk.  Potential increased risks associated with investments in emerging markets that will apply to the Fund include, among others further described in this Prospectus, greater political and economic instability
(including risk of war, civil disturbances and acts of terrorism), sovereign solvency concerns, immature market structures, greater volatility in currency exchange rates, less developed securities exchanges and markets, reduced securities liquidity, possible trade barriers, currency transfer restrictions, fewer potential buyers, an emerging market country's dependence on revenue from particular commodities or international aid, greater governmental control over issuers and economies, less governmental supervision and regulation, unavailability of currency hedging techniques, companies that are newly-organized, smaller and less seasoned, differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers, and less developed legal systems.  These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S.
dollar as further described in this Prospectus, depending on the extent to which the Fund invests its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.  Changes in foreign currency exchange rates will affect the value of the Fund's portfolio securities and the price of the Fund's shares.  Generally, when the value of the U.S. dollar rises relative to a foreign currency, an investment in an issuer whose securities are denominated in that country's currency (or whose business is conducted principally in that country's currency) loses value, because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country's government or banking authority also may have a significant impact on the value of any investments denominated in that currency. The risk that these events could occur may be heightened in emerging markets.  The Fund generally purchases or sells foreign currencies when it purchases or sells securities denominated in those currencies, and may make other investments in foreign currencies for hedging purposes or otherwise.  Currency markets generally are not as regulated as securities markets.

These and other risks (including risks associated with fixed and variable income securities) are discussed in more detail later in this Prospectus and in the
Fund's Statement of Additional Information.

Risk, Lose Money	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund has not operated for a full calendar year as of the date of this
Prospectus; therefore, no historical performance data is shown.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not operated for a full calendar year as of the date of this Prospectus; therefore, no historical performance data is shown.
MARSICO EMERGING MARKETS FUND | MARSICO EMERGING MARKETS FUND-MARSICO EMERGING MARKETS FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MERGX
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.11%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.36%	[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.61%)	[5]
Net Expenses	rr_NetExpensesOverAssets	1.75%	[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	883

[1]	"Acquired Fund Fees and Expenses" are those expenses incurred indirectly by the Fund as a result of acquiring investments in shares of one or more other investment companies.
[2]	Total Annual Fund Operating Expenses may not correlate to the "ratio of expenses to average net assets" provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Certain expenses for the Flexible Capital Fund have been restated to reflect expenses related to current fund net asset levels and the current expense limitation that became effective February 1, 2011.
[4]	"Other Expenses" are estimated for the current fiscal year.
[5]	The investment adviser has entered into a written expense limitation and fee waiver agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, acquired fund fees and expenses, litigation, brokerage and extraordinary expenses) to an annual rate of 1.75% of the Fund's average net assets until January 31, 2012. This expense limitation and fee waiver agreement may be terminated by the investment adviser at any time after January 31, 2012 upon 15 days prior notice to the Fund and its administrator.